Related Party Transactions - Schedule of Transactions with Key Management Personal (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Transactions with Key Management Personal [Line Items]
Transactions occurred with key management personnel	$ 462,276	$ 731,255	$ 302,875
Forfeiture payments expense to key management personnel [member]
Schedule of Transactions with Key Management Personal [Line Items]
Transactions occurred with key management personnel	46,367	125,865	302,875
Payments to director related entities [member]
Schedule of Transactions with Key Management Personal [Line Items]
Transactions occurred with key management personnel	$ 415,909	$ 605,390